Cover	Apr. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-39694
Entity Registrant Name	IonQ, Inc.
Entity Central Index Key	0001824920
Entity Tax Identification Number	85-2992192
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Depositary Shares
Title of 12(b) Security	Warrants
Trading Symbol	IONQ WS
Security Exchange Name	NYSE